united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard A. Malinowski Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 1/31/19

Item 1. Reports to Stockholders.

Changing Parameters Fund

Semi-Annual Report
January 31, 2019

Investor Information: 1-866-618-3456

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Changing Parameters Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Changing Parameters Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2019

The Fund’s performance figures* for the periods ended January 31, 2019, compared to its benchmark:

			Annualized
						Since Inception
	Six Months	One Year	Three Year	Five Year	Ten Year	(10/2/06)
Changing Parameters Fund	0.20%	(0.39)%	4.72%	2.75%	2.69%	2.50%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (a)	2.71%	2.25%	1.95%	2.44%	3.68%	3.99%

(a)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in the U.S.

*	The Fund’s total annual operating expenses, including underlying funds, is 2.52%, per the November 28, 2018 prospectus. Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. The table does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call 1-866-618-3456.

Holdings By Asset Class as of January 31, 2019	% of Net Assets
Mutual Funds	103.1%
Other, Cash & Cash Equivalents	(3.1)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019

Shares		Value
	MUTUAL FUNDS - 103.1%
	BANK LOAN - 35.0%
2,754,491	Hartford Floating Rate Fund - Class I	$23,055,090

	EMERGING MARKETS BOND - 10.0%
462,909	MFS Emerging Markets Debt Fund - Institutional Class	6,559,416

	HIGH YIELD BONDS - 39.9%
1,761,905	BlackRock High Yield Bond Portfolio - Institutional Class	13,090,952
1,818,820	Lord Abbett High Yield Fund - Institutional Class	13,131,882
		26,222,834
	MUNICIPAL HIGH YIELD BOND - 18.2%
967,159	MainStay MacKay High Yield Municipal Bond Fund - Institutional Class	11,973,423

	TOTAL INVESTMENTS - 103.1% (Cost - $67,333,409)	$67,810,763
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1)%	(2,053,681)
	NET ASSETS - 100.0%	$65,757,082

See accompanying notes to financial statements.

Changing Parameters Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2019

Assets:
Investments in Securities at Cost	$67,333,409
Investments in Securities at Value	$67,810,763
Dividends and Interest Receivable	236,703
Receivable for Capital Stock Sold	100,000
Prepaid Expenses and Other Assets	3,503
Total Assets	68,150,969

Liabilities:
Line of Credit Payable	2,188,701
Accrued Advisory Fees	166,292
Payable to Related Parties	18,096
Other Accrued Expenses	20,798
Total Liabilities	2,393,887

Net Assets	$65,757,082
Total shares outstanding at end of period
($0 par value, unlimited shares authorized)	6,610,912

Net Asset Value, Offering and Redemption Price Per Share
(Net assets / Total shares of beneficial interest outstanding)	$9.95

Composition of Net Assets:
Paid-in-Capital	$66,371,283
Accumulated Deficit	(614,201)
Net Assets	$65,757,082

See accompanying notes to financial statements.

Changing Parameters Fund
STATEMENT OF OPERATIONS (Unaudited)
For The Six Months Ended January 31, 2019

Investment Income:
Dividend Income	$959,220
Interest Income	250,237
Total Investment Income	1,209,457

Expenses:
Investment Advisory Fees	502,524
Interest Expense	35,607
Administration Fees	34,511
Fund Accounting Fees	15,741
Compliance Officer Fees	10,300
Transfer Agent Fees	12,081
Audit Fees	8,967
Trustees’ Fees	7,558
Printing Expenses	5,992
Legal Fees	6,483
Custody Fees	2,543
Registration & Filing Fees	4,643
Miscellaneous Expenses	2,022
Total Expenses	648,972

Net Investment Income	560,485

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Loss on:
Investments	(1,078,936)

Net Change in Unrealized Appreciation on Investments	599,288

Net Realized and Unrealized Loss on Investments	(479,648)

Net Increase in Net Assets Resulting From Operations	$80,837

See accompanying notes to financial statements.

Changing Parameters Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year
	January 31, 2019	Ended
	(Unaudited)	July 31, 2018

Operations:
Net Investment Income	$560,485	$1,649,461
Net Realized Loss on Investments	(1,078,936)	(81,686)
Distributions of Realized Gains by Underlying Investment Companies	—	21,346
Net Change in Unrealized Appreciation/(Depreciation) on Investments	599,288	(1,147,094)
Net Increase in Net Assets Resulting From Operations	80,837	442,027

Distributions to Shareholders From:
Net Investment Income	—	(2,161,644)
Total Distributions Paid *	(1,091,571)	—
Total Distributions to Shareholders	(1,091,571)	(2,161,644)

Beneficial Interest Transactions:
Proceeds from Shares Issued	1,763,173	11,366,953
Distributions Reinvested	1,076,670	2,156,762
Cost of Shares Redeemed	(3,390,317)	(5,870,607)
Net Increase/(Decrease) in Net Assets Resulting From Beneficial Interest Transactions	(550,474)	7,653,108

Net Increase/(Decrease) in Net Assets	(1,561,208)	5,933,491

Net Assets:
Beginning of Period	67,318,290	61,384,799
End of Period **	$65,757,082	$67,318,290

Share Activity:
Shares Sold	176,050	1,106,665
Shares Reinvested	109,196	212,698
Shares Redeemed	(337,779)	(576,599)
Net Increase/(Decrease) in Net Assets Resulting From Beneficial Interest Transactions	(52,533)	742,764

*	Distributions from net investment income and net realized capital gains are combined for the six months ended January 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended July 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes net investment income in excess of distributions of $932,434 as of July 31, 2018.

See accompanying notes to financial statements.

Changing Parameters Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Six Months Ended		Year		Year		Year		Year		Year
	January 31, 2019		Ended		Ended		Ended		Ended		Ended
	(Unaudited)		July 31, 2018		July 31, 2017		July 31, 2016		July 31, 2015		July 31, 2014

Net Asset Value, Beginning of Year	$10.10		$10.37		$10.05		$9.63		$10.09		$9.85
Increase (Decrease) From Operations:
Net investment income (a)	0.08		0.25		0.32		0.09		0.16		0.27
Net gain (loss) from investments, (both realized and unrealized)	(0.06)		(0.18)		0.22		0.47		(0.37)		0.24
Total from operations	0.02		0.07		0.54		0.56		(0.21)		0.51

Less Distributions:
From net investment income	(0.17)		(0.34)		(0.22)		(0.14)		(0.25)		(0.27)

Net Asset Value, End of Period	$9.95		$10.10		$10.37		$10.05		$9.63		$10.09

Total Return (b)	0.20	% (l)	0.63%		5.51%		5.94%		(2.03)%		5.25%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$65,757		$67,318		$61,385		$81,973		$95,066		$118,605
Ratio to average net assets:
Expenses (c)	1.94	% (j)(k)	1.98	% (i)	2.09	% (h)	1.95	% (g)	1.93	% (f)	1.79	% (e)
Net investment income (c)(d)	1.67	% (j)(k)	2.47	% (i)	3.14	% (h)	0.92	% (g)	1.61	% (f)	2.76	% (e)
Portfolio turnover rate	180	% (l)	148%		224%		694%		734%		247%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the investment companies in which the Fund invests.

(d)	The recognition of investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes 0.03% for the year ended July 31, 2014 attributed to interest expense and line of credit fees.

(f)	Includes 0.17% for the year ended July 31, 2015 attributed to interest expense and line of credit fees.

(g)	Includes 0.16% for the year ended July 31, 2016 attributed to interest expense and line of credit fees.

(h)	Includes 0.24% for the year ended July 31, 2017 attributed to interest expense and line of credit fees.

(i)	Includes 0.13% for the year ended July 31, 2018 attributed to interest expense and line of credit fees.

(j)	Includes 0.11% for the six months ended January 31, 2019 attributed to interest expense and line of credit fees.

(k)	Annualized.

(l)	Not Annualized.

See accompanying notes to financial statements.

Changing Parameters Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2019

1.	ORGANIZATION

The Changing Parameters Fund (the “Fund”) is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is total return. The Fund commenced operations on October 2, 2006.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs

Changing Parameters Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changing Parameters Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of January 31, 2019 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$67,810,763	$—	$—	$67,810,763
Total	$67,810,763	$—	$—	$67,810,763

*	Refer to the Portfolio of Investments for security classifications.

The Fund did not hold any Level 2 or Level 3 securities during the period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Realized gains and losses from sales of securities are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Credit Facility – The Fund has entered into a revolving line of credit agreement with Huntington National Bank for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is the lesser of $18,000,000 or 30% of the Fund’s daily net assets. The Fund will be charged an annual commitment fee of 0.125% of the daily unused portion of the line for this agreement. In addition, the Fund was charged an origination fee of $22,500 to renew the line. Borrowings under this agreement bear interest at a rate equal to the London Interbank Offered Rate plus 1.25%, per annum, on the principal balance outstanding. During the six months ended January 31, 2019, the Fund incurred $35,607 of interest expense (including origination fees) related to the borrowings. Average borrowings and the average interest rate during the six months ended January 31, 2019 were $2,909,698 and 3.73%, respectively. The largest outstanding borrowing during the six months ended January 31, 2019 was $6,229,503. As of January 31, 2019, the Fund had $2,188,701 outstanding borrowings.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent all earnings are distributed to shareholders on a timely basis. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended July 31, 2015 July 31, 2017, or expected to be taken in the Fund’s July 31, 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Changing Parameters Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

Distributions to Shareholders – Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Changing Parameters, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund (the “Advisory Agreement”), the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund. For the six months ended January 31, 2019, the Adviser earned fees of $502,524.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder service activities. The Plan has not been activated by the Fund and the Fund has no present intention to activate the Plan. During the six months ended January 31, 2019, no fees were accrued under the Plan.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – the Distributor, an affiliate of GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities and U.S. Government securities, for the six months ended January 31, 2019, amounted to $96,497,421 and $80,104,590, respectively.

Changing Parameters Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended July 31, 2018 and July 31, 2017 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2018	July 31, 2017
Ordinary Income	$2,161,644	$1,384,283
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$2,161,644	$1,384,283

As of July 31, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	Depreciation	Earnings
$932,434	$—	$—	$(413,967)	$—	$(121,934)	$396,533

At July 31, 2018, the Fund has capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Expiring	Non-Expiring	Non-Expiring
7/31/19	Short-Term	Long-Term	Total
$351,408	$62,559	$—	$413,967

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at January 31, 2019, were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$67,333,409	$477,354	$—	$477,354

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Hartford Floating Rate Fund - Class I (“Hartford”). Hartford is registered under the 1940 Act as open-end management investment company. The Fund may redeem its investment in Hartford at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of Hartford. The financial statements of Hartford, including its portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of January 31, 2019, the percentage of the Fund’s net assets invested in Hartford was 35.0%.

Changing Parameters Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

8.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the SEC adopted amendments to certain disclosure requirements under Regulation S-X to conform to GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”), Blu Giant, LLC (“Blu Giant”), and Northern Lights Compliance Services, LLC (“NLCS”)(collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Changing Parameters Fund
DISCLOSURE OF FUND EXPENSES (Unaudited)
January 31, 2019

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested and held for the entire period from August 1, 2018 through January 31, 2019.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning
	Account	Ending	Expenses Paid
	Value	Account Value	During the Period
	(8/1/18)	(1/31/19)	(8/1/18 to 1/31/19)

Actual	$1,000.00	$1,002.00	$9.78
Hypothetical (5% return before expenses)	$1,000.00	$1,015.44	$9.84

*	Expenses paid during the period are equal to the Fund’s annualized expense ratio of 1.94%, multiplied by the average account value over the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the six month period ending January 31, 2019).

Changing Parameters Fund
SUPPLEMENTAL INFORMATION (Unaudited)
January 31, 2019

Changing Parameters Fund (Adviser – Changing Parameters, LLC) *

In connection with the regular meeting held on September 26-27, 2018 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Changing Parameters, LLC (“CP”) and the Trust, with respect to the Changing Parameters Fund (the “Fund”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that CP was founded in 2004 and managed approximately $74 million in assets providing investment management services to the Fund and to high net worth individuals. The Trustees reviewed the background information of the key investment professionals servicing the Fund and noted their satisfaction with the team’s experience with portfolio management, compliance and operations. The Trustees noted that the adviser’s investment process uses information derived from a variety of computer-generated algorithms, developed and maintained by the adviser, based on principles of momentum, and that assets are allocated according to the strength of various sectors. The Trustees discussed the adviser’s risk monitoring processes, which included some protections against market volatility as well as broader economic risks. The Trustees noted that the adviser conducted a semi-annual review of best-execution based on a report prepared by the adviser’s outsourced compliance firm and found no issues. The Trustees noted that the adviser reported that no material compliance or litigation issues had arisen during the past year. The Trustees concluded that the adviser remained focused on research, while maintaining a strong compliance culture and had adequate staff to support its operations.

Performance. The Trustees noted that the Fund underperformed its peer group and Morningstar category medians for the 1-year period, but noted that the Fund’s standard deviation was top percentile versus its peers and top quartile versus the Morningstar category over the same period. They consider the adviser’s acknowledgment of the underperformance for the Fund and its rationale that short-term volatility affected the Fund’s return over the 1-year period. The Trustees noted that the Fund’s performance was within the top quartile over the three-year period relative to its peer group. The Trustees concluded that the adviser had been consistent in implementing the Fund’s strategy since its inception, and had provided positive performance for shareholders.

Fees and Expenses. The Trustees noted that the adviser charged an advisory fee to the Fund of 1.5%, which was higher than its peer group median and more than double the Morningstar category median. They further discussed the Fund’s net expense ratio, noting that it was higher than both of its peer group and Morningstar category medians and discussed whether the adviser should consider imposing

Changing Parameters Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2019

an expense cap on the Fund. After discussion, the Trustees concluded that the advisory fee charged by the adviser was not unreasonable.

Profitability. The Trustees considered the profits realized by the adviser in connection with the advisory services rendered to the Fund and whether the amount of profit was a fair entrepreneurial profit with respect to the advisory services provided. The Trustees also considered the benefits realized by the adviser from other activities related to the Fund. The Trustees concluded that based on the profitability information provided by the adviser, the adviser realized a minimal gain from its relationship with Changing Parameters, and that based on the information provided the profits from the Fund were not excessive.

Economies of Scale. The Trustees agreed with the adviser’s assessment that the Fund’s current asset levels were not sufficient to support breakpoints at this time, but noted that the adviser was willing to consider breakpoints with growth. After discussion, the Trustees agreed that based on the current and anticipated size of the Fund, the adviser’s economies of scale would be revisited at the next renewal and if the size of the Fund materially increases.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded renewal of the advisory agreement with CP was in the best interests of the shareholders of the Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

Investment Adviser
Changing Parameters, LLC
171 Main St., Suite 260
Los Altos, CA 94022

Administrator
Gemini Fund Services, LLC
17645 Wright Street, Ste. 200
Omaha, NE 68130

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the SEC’s website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-618-3456.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/11/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/11/19

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 4/11/19